Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Lease Payments For Non Capital Leases [Table Text Block]
We lease our current facility under an operating lease expiring on February 28, 2016. The future minimum non-cancelable lease payments are as follows:

Lease Payments
Year ending December 31, 2013	$555,000
Year ending December 31, 2014	584,000
Year ending December 31, 2015	601,000
Year ending December 31, 2016	102,000
Total future minimum lease payments	$1,842,000

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The Company has contracts with certain executives and key employees. The future minimum payments under these contracts are:

Employment Contract Payments
Year ending December 31, 2013	$2,673,000
Year ending December 31, 2014	2,303,000
Total future minimum employment contract payments	$4,976,000